ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Details)	Dec. 31, 2019
Tiger Holdings
Organization:
Legal ownership (as a percent)	100.00%
TBNZ
Organization:
Legal ownership (as a percent)	100.00%
I-Tiger SPC
Organization:
Legal ownership (as a percent)	100.00%
I-Tiger Capital Management
Organization:
Legal ownership (as a percent)	65.00%
I-Tiger Global Investment
Organization:
Legal ownership (as a percent)	100.00%
I-Tiger Capital
Organization:
Legal ownership (as a percent)	65.00%
TBAU
Organization:
Legal ownership (as a percent)	100.00%
Up International
Organization:
Legal ownership (as a percent)	100.00%
Tiger SG
Organization:
Legal ownership (as a percent)	100.00%
Tiger Brokers SG
Organization:
Legal ownership (as a percent)	100.00%
US Tiger Securities
Organization:
Legal ownership (as a percent)	100.00%
Ningxia XSYX, Ningxia WFOE
Organization:
Legal ownership (as a percent)	100.00%
Up Global
Organization:
Legal ownership (as a percent)	100.00%
Prosperous Investment
Organization:
Legal ownership (as a percent)	100.00%
U-Tiger SPC
Organization:
Legal ownership (as a percent)	100.00%
Tiger Fintech Holdings
Organization:
Legal ownership (as a percent)	100.00%
Xiangshang Upfintech Holding
Organization:
Legal ownership (as a percent)	100.00%
Beijing XSYX, Beijing WFOE
Organization:
Legal ownership (as a percent)	100.00%
Tradingfront
Organization:
Legal ownership (as a percent)	100.00%
Wealthn
Organization:
Legal ownership (as a percent)	100.00%
Uptech Holding
Organization:
Legal ownership (as a percent)	100.00%
Tiger Fixed
Organization:
Legal ownership (as a percent)	100.00%
JV
Organization:
Legal ownership (as a percent)	100.00%
Kastle
Organization:
Legal ownership (as a percent)	100.00%
Fleming
Organization:
Legal ownership (as a percent)	100.00%
Amtiger
Organization:
Legal ownership (as a percent)	99.999%
Tung Chi
Organization:
Legal ownership (as a percent)	100.00%
Marsco
Organization:
Legal ownership (as a percent)	100.00%
Tiger Investor
Organization:
Legal ownership (as a percent)	100.00%
Tradeup
Organization:
Legal ownership (as a percent)	100.00%